UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Government Money Market Fund Annual Report April 30, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/17
1 - 7	72.2
8 - 30	14.5
31 - 60	8.0
61 - 90	4.0
91 - 180	1.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
U.S. Treasury Debt	5.4%
U.S. Government Agency Debt	30.3%
Repurchase Agreements	64.1%
Net Other Assets (Liabilities)	0.2%

Current And Historical 7-Day Yields

4/30/17
Fidelity Flex℠ Government Money Market Fund	0.82%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments April 30, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 5.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bills
6/15/17	0.79 to 0.80%	$9,000	$8,991
U.S. Treasury Notes
5/31/17 to 8/15/17	0.80 to 0.92	262,000	262,138
TOTAL U.S. TREASURY DEBT
(Cost $271,129)			271,129

U.S. Government Agency Debt - 30.3%
Federal Agencies - 30.3%
Federal Farm Credit Bank
6/8/17 to 10/6/17	0.85 to 1.12 (b)	200,000	200,117
Federal Home Loan Bank
5/3/17 to 5/11/18	0.80 to 0.95 (b)	1,275,000	1,275,100
Freddie Mac
6/29/17	1.00	41,000	40,999
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,516,216)			1,516,216

U.S. Government Agency Repurchase Agreement - 26.2%
	Maturity Amount	Value
In a joint trading account at 0.82% dated 4/28/17 due 5/1/17 (Collateralized by U.S. Government Obligations) #	$610,042	$610,000
With RBC Dominion Securities at:
0.79%, dated 3/24/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $102,423, 1.25% - 4.38%, 3/31/19 - 4/20/47)	100,136	100,000
0.8%, dated 4/17/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $408,127, 2.00% - 3.50%, 9/30/20 - 6/20/46)	400,267	400,000
0.82%, dated 3/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $103,084, 0.13% - 3.50%, 3/31/19 - 7/20/46)	100,214	100,000
0.83%, dated 3/27/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $102,083, 1.25% - 4.00%, 3/31/19 - 3/01/47)	100,217	100,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,310,000)		1,310,000

U.S. Treasury Repurchase Agreement - 37.9%
With:
BNP Paribas, S.A. at:
0.79%, dated 3/16/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $510,557, 0.65% - 3.50%, 1/31/19 - 11/15/42)	500,658	500,000
0.8%, dated:
4/17/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $306,115, 0.65% - 7.50%, 5/31/18 - 11/15/44)	300,393	300,000
4/25/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $102,021, 0.13%, 7/31/17)	100,080	100,000
Nomura Securities International, Inc. at 0.8%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $825,177, 2.25%, 11/15/25)	800,124	800,000
RBC Dominion Securities at:
0.81%, dated 3/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $102,098, 1.25% - 2.88%, 10/31/18 - 5/15/43)	100,212	100,000
0.82%, dated 3/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $102,082, 1.25% - 2.13%, 3/31/19 - 11/15/26)	100,216	100,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,900,000)		1,900,000
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $4,997,345)		4,997,345
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,456
NET ASSETS - 100%		$5,005,801

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$610,000 due 5/01/17 at 0.82%
BNP Paribas, S.A.	$38,715
BNY Mellon Capital Markets LLC	709
Bank of America NA	116,287
Bank of Nova Scotia	21,272
Citibank NA	34,120
Credit Agricole CIB New York Branch	36,928
Credit Suisse Securities (USA) LLC	72,268
HSBC Securities (USA), Inc.	30,665
ING Financial Markets LLC	8,594
J.P. Morgan Securities, Inc.	74,934
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,706
Mizuho Securities USA, Inc.	56,271
RBC Dominion Securities, Inc.	19,003
Societe Generale	21,272
Wells Fargo Securities LLC	62,256
$610,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

April 30, 2017
Assets
Investment in securities, at value (including repurchase agreements of $3,210,000) — See accompanying schedule: Unaffiliated issuers (cost $4,997,345)	$4,997,345
Cash	235
Interest receivable	8,221
Total assets	5,005,801
Net Assets	$5,005,801
Net Assets consist of:
Paid in capital	$5,005,734
Accumulated undistributed net realized gain (loss) on investments	67
Net Assets, for 5,005,734 shares outstanding	$5,005,801
Net Asset Value, offering price and redemption price per share ($5,005,801 ÷ 5,005,734 shares)	$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 8, 2017 (commencement of operations) to April 30, 2017
Investment Income
Interest		$5,802
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		5,801
Net increase in net assets resulting from operations		$5,801

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 8, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,801
Net increase in net assets resulting from operations	5,801
Distributions to shareholders from net investment income	(5,734)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	5,000,000
Reinvestment of distributions	5,734
Net increase (decrease) in net assets and shares resulting from share transactions	5,005,734
Total increase (decrease) in net assets	5,005,801
Net Assets
Beginning of period	–
End of period	$5,005,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Government Money Market Fund

Years ended April 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.001
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$1.00
Total ReturnB	.12%
Ratios to Average Net AssetsC
Expenses before reductions	- %D,E
Expenses net of fee waivers, if any	- %D,E
Expenses net of all reductions	- %D,E
Net investment income (loss)	.78%D
Supplemental Data
Net assets, end of period (000 omitted)	$5,006

 A For the period March 8, 2017 (commencement of operations) to April 30, 2017.

 B Total returns for periods of less than one year are not annualized.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 D Annualized

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$4,997,345

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$67

The tax character of distributions paid was as follows:

April 30, 2017(a)
Ordinary Income	$5,734
Total	$5,734

 (a) For the period March 8, 2017 (commencement of operations) to April 30, 2017.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Flex Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Flex Government Money Market Fund (a fund of Fidelity Hereford Street Trust) as of April 30, 2017, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Flex Government Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 15, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 248 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2017 to April 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Actual	--%B	$1,000.00	$1,001.20	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period March 8, 2017 to April 30, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Distributions (Unaudited)

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,734 of distributions paid during the period January1, 2017 to April 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Government Money Market Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZGY-ANN-0617
1.9881599.100

Fidelity® Treasury Only Money Market Fund Annual Report April 30, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/17	% of fund's investments 10/31/16	% of fund's investments 4/30/16
1 - 7	23.6	17.5	24.5
8 - 30	35.6	22.6	11.5
31 - 60	28.2	25.4	20.5
61 - 90	6.5	20.4	27.3
91 - 180	5.5	13.2	16.2
> 180	0.6	0.9	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
U.S. Treasury Debt	97.1%
Net Other Assets (Liabilities)	2.9%

As of October 31, 2016
U.S. Treasury Debt	103.3%
Net Other Assets (Liabilities)	(3.3)*%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	4/30/17	1/31/17	10/31/16	7/31/16	4/30/16
Fidelity® Treasury Only Money Market Fund	0.28%	0.13%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 97.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 97.1%
U.S. Treasury Bills
5/4/17 to 9/28/17	0.50 to 0.91%	$2,439,984	$2,438,229
U.S. Treasury Bonds
5/15/17	0.73	12,082	12,119
U.S. Treasury Notes
5/15/17 to 4/30/19	0.59 to 1.09 (b)	1,162,437	1,163,056
TOTAL U.S. TREASURY DEBT
(Cost $3,613,404)			3,613,404
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $3,613,404)			3,613,404
NET OTHER ASSETS (LIABILITIES) - 2.9%			107,025
NET ASSETS - 100%			$3,720,429

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,613,404)		$3,613,404
Receivable for investments sold		194,818
Receivable for fund shares sold		4,855
Interest receivable		5,940
Receivable from investment adviser for expense reductions		7
Total assets		3,819,024
Liabilities
Payable for investments purchased	$90,275
Payable for fund shares redeemed	6,174
Distributions payable	831
Accrued management fee	1,314
Other affiliated payables	1
Total liabilities		98,595
Net Assets		$3,720,429
Net Assets consist of:
Paid in capital		$3,720,352
Accumulated undistributed net realized gain (loss) on investments		77
Net Assets, for 3,719,573 shares outstanding		$3,720,429
Net Asset Value, offering price and redemption price per share ($3,720,429 ÷ 3,719,573 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended April 30, 2017
Investment Income
Interest		$18,083
Expenses
Management fee	$17,277
Independent trustees' fees and expenses	18
Miscellaneous	4
Total expenses before reductions	17,299
Expense reductions	(1,792)	15,507
Net investment income (loss)		2,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27
Total net realized gain (loss)		27
Net increase in net assets resulting from operations		$2,603

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2017	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,576	$461
Net realized gain (loss)	27	37
Net increase in net assets resulting from operations	2,603	498
Distributions to shareholders from net investment income	(2,577)	(460)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,130,649	1,449,649
Reinvestment of distributions	2,390	427
Cost of shares redeemed	(1,849,328)	(1,609,934)
Net increase (decrease) in net assets and shares resulting from share transactions	(716,289)	(159,858)
Total increase (decrease) in net assets	(716,263)	(159,820)
Net Assets
Beginning of period	4,436,692	4,596,512
End of period	$3,720,429	$4,436,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Only Money Market Fund

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.07%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.38%	.16%	.05%	.06%	.10%
Expenses net of all reductions	.38%	.16%	.04%	.06%	.10%
Net investment income (loss)	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,720	$4,437	$4,597	$5,055	$5,668

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$3,613,404

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$78

The tax character of distributions paid was as follows:

	April 30, 2017	April 30, 2016
Ordinary Income	$2,577	$ 460

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,792.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Only Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Treasury Only Money Market Fund (a fund of Fidelity Hereford Street Trust) as of April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Treasury Only Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 12, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 248 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Actual	.42%	$1,000.00	$1,000.60	$2.08
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,151,000 of distributions paid during the period January 1, 2017 to April 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TMM-ANN-0617
1.703531.119

Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class Fidelity® Money Market Fund Premium Class Annual Report April 30, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/17	% of fund's investments 10/31/16	% of fund's investments 4/30/16
1 - 7	42.7	41.5	39.2
8 - 30	27.5	24.6	13.5
31 - 60	16.3	13.2	22.6
61 - 90	13.1	11.2	11.3
91 - 180	0.4	9.5	12.4
> 180	0.0	0.0	1.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Certificates of Deposit	33.4%
Commercial Paper	38.6%
Variable Rate Demand Notes (VRDNs)	0.4%
U.S. Treasury Debt	2.8%
Other Instruments	1.9%
Repurchase Agreements	22.6%
Net Other Assets (Liabilities)	0.3%

As of October 31, 2016
Interfund Loans	0.1%
Certificates of Deposit	40.9%
Commercial Paper	24.6%
Variable Rate Demand Notes (VRDNs)	7.7%
U.S. Treasury Debt	3.5%
Other Instruments	1.7%
Tender Option Bond	0.2%
Repurchase Agreements	22.0%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	4/30/17	1/31/17	10/31/16	7/31/16	4/30/16
Fidelity® Money Market Fund	0.81%	0.69%	0.52%	0.33%	0.27%
Premium Class	0.93%	0.81%	0.64%	0.45%	0.39%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2017, the most recent period shown in the table, would have been 0.87% for Premium Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017

Showing Percentage of Net Assets

Certificate of Deposit - 33.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.3%
Wells Fargo Bank NA
5/3/17 to 5/19/17	1.45 to 1.47 (b)%	$124,000	$124,000
London Branch, Eurodollar, Foreign Banks - 2.5%
Credit Industriel et Commercial
6/1/17	1.06	79,000	78,928
Mitsubishi UFJ Trust & Banking Corp.
5/2/17	1.15	40,000	40,000
Sumitomo Mitsui Trust Bank Ltd. London Branch
5/2/17 to 6/16/17	1.15 to 1.21	120,000	120,000
			238,928
New York Branch, Yankee Dollar, Foreign Banks - 29.6%
Bank of Montreal
5/8/17 to 11/1/17	1.15 to 1.47 (b)	441,300	441,300
Bank of Nova Scotia
7/12/17	1.61 (b)	43,000	43,026
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/27/17 to 7/25/17	1.14 to 1.15	182,000	182,000
Deutsche Bank AG New York Branch
5/1/17 to 5/5/17	1.05	478,100	478,100
KBC Bank NV
5/2/17 to 6/26/17	1.02 to 1.07	358,000	358,000
Landesbank Baden-Wuerttemberg New York Branch
5/1/17 to 5/2/17	0.98	172,907	172,907
Mitsubishi UFJ Trust & Banking Corp.
7/19/17	1.20	71,000	71,000
Mizuho Corporate Bank Ltd.
6/5/17 to 8/21/17	1.10 to 1.15 (b)	105,000	105,000
Royal Bank of Canada
10/24/17	1.45 (b)	77,000	77,000
Sumitomo Mitsui Banking Corp.
5/19/17 to 7/28/17	1.03 to 1.34 (b)	342,000	342,000
Sumitomo Mitsui Trust Bank Ltd.
5/11/17 to 5/15/17	1.05 to 1.32 (b)	142,000	142,001
Svenska Handelsbanken AB
5/9/17	1.39 (b)	51,000	51,000
Toronto-Dominion Bank
6/27/17	1.15	90,000	90,000
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.40 to 1.45 (b)	215,000	215,000
UBS AG
6/20/17	1.05	80,000	80,000
			2,848,334
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,211,262)			3,211,262

Financial Company Commercial Paper - 24.3%
ABN AMRO Funding U.S.A. LLC
6/15/17	1.10	24,000	23,967
Bank of Nova Scotia
8/4/17 to 9/6/17	1.42 to 1.44 (b)	123,000	123,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/9/17 to 7/27/17	1.20 to 1.32	467,000	466,273
Bayerische Landesbank
5/1/17 to 5/2/17	0.99	226,356	226,354
BNP Paribas New York Branch
5/17/17 to 5/23/17	1.00	50,000	49,973
BPCE SA
6/1/17	1.11	90,000	89,914
Canadian Imperial Bank of Commerce
7/10/17 to 10/13/17	1.42 to 1.47 (b)	196,000	196,000
Credit Suisse AG
8/18/17 to 8/23/17	1.12(b)	300,000	300,000
Federation des caisses Desjardin
5/9/17 to 5/10/17	1.02	30,000	29,993
J.P. Morgan Securities, LLC
7/14/17 to 9/6/17	1.15 to 1.25 (b)	244,000	243,592
Landesbank Baden-Wurttemberg
5/4/17	0.98	67,454	67,448
Mitsubishi UFJ Trust & Banking Corp.
5/17/17	1.10	63,500	63,469
Natexis Banques Populaires New York Branch
5/31/17 to 6/7/17	1.02 to 1.12	143,000	142,867
Ontario Teachers' Finance Trust
7/6/17	1.40 (b)	56,000	56,000
Sumitomo Mitsui Banking Corp.
6/9/17	1.13	80,000	79,902
Sumitomo Trust & Banking Co. Ltd.
8/7/17	1.17	40,000	39,873
Toronto Dominion Holdings (U.S.A.)
6/23/17	1.12	74,000	73,878
Toyota Motor Credit Corp.
6/20/17	1.38 (b)	66,000	66,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,338,503)			2,338,503

Asset Backed Commercial Paper - 6.4%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

5/10/17	1.05	49,000	48,987
5/2/17	1.10	30,000	29,999
5/3/17	1.10	16,000	15,999
5/3/17	1.09	20,000	19,999
5/4/17	1.07	29,000	28,997
6/8/17	1.17	90,000	89,889
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

5/12/17	1.04	49,362	49,346
5/15/17	1.04	42,000	41,983
5/16/17	1.06	21,000	20,991
5/2/17	1.04	17,000	17,000
5/4/17	1.04	38,000	37,997
5/9/17	1.06	63,000	62,985
7/13/17	1.17	49,000	48,884
7/6/17	1.19	9,000	8,980
7/7/17	1.19	24,000	23,947
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
7/10/17	1.15	25,000	24,944
Manhattan Asset Funding Co. LLC
6/7/17	1.17 (b)	31,000	31,000
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/5/17	1.19	12,000	11,974
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $613,901)			613,901

Non-Financial Company Commercial Paper - 7.9%
Comcast Corp.
5/16/17 to 5/26/17	1.17 to 1.25	90,950	90,887
CVS Health Corp.
5/2/17 to 5/11/17	1.11 to 1.12	126,707	126,689
Dominion Resources, Inc.
5/1/17 to 6/26/17	1.15 to 1.31	106,071	105,981
Eversource Energy
5/1/17	1.10	9,000	9,000
Rogers Communications, Inc.
5/16/17	1.26	11,000	10,994
5/2/17	1.26	22,000	21,999
5/2/17	1.08	13,000	13,000
5/23/17	1.25	10,000	9,992
5/9/17	1.27	14,000	13,996
5/9/17	1.27	16,000	15,995
Sempra Global
5/2/17 to 6/23/17	1.30 to 1.35	91,000	90,890
South Carolina Public Service Authority Rev. (Liquidity Facility U.S. Bank NA, Cincinnati)
5/24/17	1.12	36,203	36,203
UnitedHealth Group, Inc.
6/8/17 to 6/26/17	1.16 to 1.21	63,000	62,906
Verizon Communications, Inc.
5/2/17	1.09 to 1.10	148,000	147,995
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $756,527)			756,527

U.S. Treasury Debt - 2.8%
U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $269,000)	0.99 to 1.09 (b)	269,000	269,000

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
12/6/17
(Cost $183,000)	1.30 (b)	183,000	183,000

Variable Rate Demand Note - 0.4%
Florida - 0.4%
Florida Timber Fin. III LLC Taxable 5/5/17, LOC Wells Fargo Bank NA, VRDN
5/5/17
(Cost $40,000)	1.04 (b)	40,000	40,000

Other Repurchase Agreement - 22.6%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 22.6%
With:
BNP Paribas at 1.06%, dated 4/28/17 due 5/1/17 (Collateralized by Corporate Obligations valued at $11,551,242, 3.20% - 6.68%, 1/15/21 - 10/15/45)	$11,001	$11,000
Citigroup Global Markets, Inc. at:
1.11%, dated 4/28/17 due 5/1/17 (Collateralized by Equity Securities valued at $249,532,452)	234,022	234,000
1.18%, dated 4/25/17 due 5/5/17 (Collateralized by Equity Securities valued at $82,096,146)	76,035	76,000
2.04%, dated 2/14/17 due 5/15/17 (Collateralized by Mortgage Loan Obligations valued at $50,617,057, 1.01% - 4.82%, 8/14/31 - 10/17/57)	48,245	48,000
2.07%, dated 2/21/17 due 5/30/17 (Collateralized by Mortgage Loan Obligations valued at $26,354,147, 1.81% - 3.99%, 12/15/48 - 9/25/56)	25,141	25,000
Credit Suisse Securities (U.S.A.) LLC at 1.11%, dated 4/26/17 due 5/3/17 (Collateralized by Mortgage Loan Obligations valued at $62,105,683, 0.98% - 6.00%, 12/26/46 - 12/25/65)	54,012	54,000
HSBC Securities, Inc. at 1.11%, dated 4/28/17 due 5/1/17 (Collateralized by Corporate Obligations valued at $34,654,079, 4.25% - 4.63%, 3/13/27 - 3/23/28)	33,003	33,000
ING Financial Markets LLC at:
1.11%, dated 4/28/17 due 5/1/17:
(Collateralized by Equity Securities valued at $28,082,601)	26,002	26,000
(Collateralized by Equity Securities valued at $15,121,404)	14,001	14,000
1.19%, dated 4/28/17 due 5/1/17 (Collateralized by Corporate Obligations valued at $7,560,696, 1.00% - 8.50%, 4/15/20 - 7/01/26)	7,001	7,000
J.P. Morgan Securities, LLC at:
1.03%, dated 4/28/17 due 5/1/17 (Collateralized by Commercial Paper valued at $84,464,608, 5/01/17 - 8/28/17)	82,007	82,000
1.11%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Government Obligations valued at $111,246,508, 0.00% - 13.19%, 4/25/22 - 2/20/47)	108,023	108,000
1.31%, dated 3/31/17 due 5/1/17 (Collateralized by Mortgage Loan Obligations valued at $45,360,485, 6.00% - 6.09%, 6/15/49 - 6/11/50)(b)(c)	42,047	42,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.11%, dated 4/26/17 due 5/3/17 (Collateralized by U.S. Government Obligations valued at $111,257,150, 3.00%, 8/20/45)	108,023	108,000
1.2%, dated 4/25/17 due 5/5/17 (Collateralized by Equity Securities valued at $47,529,531)	44,021	44,000
2.17%, dated 4/25/17 due 7/24/17 (Collateralized by U.S. Treasury Obligations valued at $331,752,476, 0.88% - 9.63%, 6/15/17 - 6/01/67)	323,747	322,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.11%, dated 4/28/17 due 5/1/17 (Collateralized by Equity Securities valued at $6,480,614)	6,001	6,000
1.22%, dated:
4/17/17 due 5/1/17 (Collateralized by Corporate Obligations valued at $23,771,273, 0.00% - 4.50%, 12/01/17 - 12/15/27)	22,010	22,000
4/20/17 due 5/4/17 (Collateralized by Corporate Obligations valued at $11,879,633, 0.25% - 8.50%, 6/15/17 - 2/15/27)	11,005	11,000
Mizuho Securities U.S.A., Inc. at:
1.09%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $45,904,229, 1.38% - 1.75%, 2/28/19 - 1/31/23)	45,004	45,000
1.2%, dated:
4/17/17 due 5/1/17 (Collateralized by Equity Securities valued at $59,427,724)	55,026	55,000
4/18/17 due 5/2/17 (Collateralized by Equity Securities valued at $23,770,405)	22,010	22,000
4/25/17 due 5/5/17 (Collateralized by Equity Securities valued at $59,411,900)	55,026	55,000
4/26/17 due 5/5/17 (Collateralized by Equity Securities valued at $58,329,754)	54,025	54,000
4/27/17 due 5/5/17 (Collateralized by Equity Securities valued at $35,644,813)	33,015	33,000
4/28/17 due 5/2/17 (Collateralized by Equity Securities valued at $38,883,980)	36,005	36,000
1.25%, dated 4/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,221,563, 2.00%, 2/15/25)	11,005	11,000
2.02%, dated:
4/10/17 due 6/15/17 (Collateralized by Corporate Obligations valued at $23,127,220, 2.55% - 4.13%, 10/15/18 - 10/01/46)	22,081	22,000
4/17/17 due 6/15/17 (Collateralized by Corporate Obligations valued at $14,863,403, 2.30% - 6.65%, 11/15/19 - 4/30/38)	14,046	14,000
2.2%, dated 3/29/17 due 6/27/17 (Collateralized by Corporate Obligations valued at $22,243,429, 1.95% - 4.75%, 6/15/18 - 4/27/27)	21,116	21,000
RBC Capital Markets Co. at:
1.17%, dated 1/31/17 due 5/1/17 (Collateralized by Municipal Bond Obligations valued at $23,370,180, 4.00% - 5.00%, 7/01/30 - 11/15/40)	22,064	22,000
1.19%, dated 2/24/17 due 5/5/17 (Collateralized by Municipal Bond Obligations valued at $65,421,368, 4.00% - 5.00%, 8/01/27 - 7/01/44)	62,184	62,000
SG Americas Securities, LLC at:
1.26%, dated 4/28/17 due 5/1/17 (Collateralized by Corporate Obligations valued at $31,110,531, 1.17% - 9.75%, 8/25/17 - 10/01/44)	29,003	29,000
1.31%, dated:
4/25/17 due 5/2/17 (Collateralized by Corporate Obligations valued at $23,725,310, 0.74% - 11.38%, 6/15/17 - 2/28/57)	22,006	22,000
4/26/17 due 5/3/17 (Collateralized by Corporate Obligations valued at $23,764,348, 4.75% - 9.75%, 3/15/18 - 1/1/49)	22,006	22,000
4/27/17 due 5/4/17 (Collateralized by Corporate Obligations valued at $31,150,152, 1.70% - 9.75%, 8/25/17 - 1/15/44)	29,007	29,000
Wells Fargo Securities, LLC at:
1.06%, dated 4/28/17 due 5/1/17 (Collateralized by Corporate Obligations valued at $40,954,411, 4.10% - 6.25%, 7/01/19 - 9/15/44)	39,003	39,000
1.11%, dated:
4/27/17 due 5/4/17 (Collateralized by Corporate Obligations valued at $51,457,177, 4.25% - 6.82%, 5/01/18 - 5/15/46)	49,011	49,000
4/28/17 due 5/1/17 (Collateralized by Equity Securities valued at $120,971,199)	112,010	112,000
1.16%, dated:
4/27/17 due 5/4/17 (Collateralized by Corporate Obligations valued at $71,289,187, 6.13% - 8.88%, 5/01/19 - 1/17/22)	66,015	66,000
4/28/17 due 5/1/17 (Collateralized by Corporate Obligations valued at $71,286,891, 0.75% - 2.75%, 6/01/18 - 5/01/32)	66,006	66,000
1.65%, dated 2/2/17 due 5/3/17 (Collateralized by Corporate Obligations valued at $22,771,476, 0.25% - 1.25%, 3/01/19 - 9/15/22)	21,087	21,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,180,000)		2,180,000
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $9,592,193)		9,592,193
NET OTHER ASSETS (LIABILITIES) - 0.3%		25,919
NET ASSETS - 100%		$9,618,112

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017
Assets
Investment in securities, at value (including repurchase agreements of $2,180,000) — See accompanying schedule: Unaffiliated issuers (cost $9,592,193)		$9,592,193
Receivable for investments sold		40,112
Receivable for fund shares sold		51,725
Interest receivable		5,323
Prepaid expenses		3
Receivable from investment adviser for expense reductions		402
Other receivables		137
Total assets		9,689,895
Liabilities
Payable to custodian bank	$39,922
Payable for fund shares redeemed	28,209
Distributions payable	543
Accrued management fee	1,950
Other affiliated payables	948
Other payables and accrued expenses	211
Total liabilities		71,783
Net Assets		$9,618,112
Net Assets consist of:
Paid in capital		$9,618,073
Distributions in excess of net investment income		(43)
Accumulated undistributed net realized gain (loss) on investments		82
Net Assets		$9,618,112
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($2,300,667 ÷ 2,299,970 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($7,317,445 ÷ 7,315,356 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended April 30, 2017
Investment Income
Interest (including $66 from affiliated interfund lending)		$65,820
Expenses
Management fee	$17,075
Transfer agent fees	7,878
Accounting fees and expenses	572
Custodian fees and expenses	67
Independent trustees' fees and expenses	27
Registration fees	326
Audit	48
Legal	16
Miscellaneous	25
Total expenses before reductions	26,034
Expense reductions	(3,250)	22,784
Net investment income (loss)		43,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		180
Total net realized gain (loss)		180
Net increase in net assets resulting from operations		$43,216

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2017	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,036	$6,704
Net realized gain (loss)	180	49
Net increase in net assets resulting from operations	43,216	6,753
Distributions to shareholders from net investment income	(43,039)	(6,698)
Share transactions - net increase (decrease)	3,785,467	3,516,013
Total increase (decrease) in net assets	3,785,644	3,516,068
Net Assets
Beginning of period	5,832,468	2,316,400
End of period	$9,618,112	$5,832,468
Other Information
Distributions in excess of net investment income end of period	$(43)	$(52)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Fund

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.005	.001	–A	–A	–A
Distributions from net investment income	(.005)	(.001)	–A	–A	–A
Total distributions	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.52%	.09%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.36%	.26%	.25%	.36%
Expenses net of all reductions	.42%	.36%	.26%	.25%	.36%
Net investment income (loss)	.55%	.15%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,301	$2,126	$2,316	$2,601	$2,896

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Fund Premium Class

Years ended April 30,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.002	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.006	.002	–B
Distributions from net investment income	(.006)	(.002)	–B
Total distributions	(.006)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.64%	.15%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%	.37%	.37%F
Expenses net of fee waivers, if any	.30%	.30%	.28%F
Expenses net of all reductions	.30%	.30%	.28%F
Net investment income (loss)	.67%	.20%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$7,317	$3,706	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$9,592,193

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$183

The tax character of distributions paid was as follows:

	April 30, 2017	April 30, 2016
Ordinary Income	$43,039	$ 6,698

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Money Market Fund	$2,991.15
Premium Class	4,887.10
	$7,878

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$13,989.68%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium class to the extent annual operating expenses exceeded .30% of average net assets. This reimbursement will remain in place through June 30, 2019. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $3,250.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2017	Year ended April 30, 2016
From net investment income
Fidelity Money Market Fund	$10,214	$1,910
Premium Class	32,825	4,788
Total	$43,039	$6,698

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended April 30, 2017	Year ended April 30, 2016
Fidelity Money Market Fund
Shares sold	1,709,007	1,109,851
Reinvestment of distributions	9,556	1,817
Shares redeemed	(1,543,964)	(1,300,907)
Net increase (decrease)	174,599	(189,239)
Premium Class
Shares sold	7,536,158	1,304,960
Issued in exchange for the shares of Fidelity Money Market Portfolio	–	3,404,574
Reinvestment of distributions	29,737	4,503
Shares redeemed	(3,955,027)	(1,010,320)
Net increase (decrease)	3,610,868	3,703,717

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Prior Fiscal Year Merger Information.

On November 6, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Money Market Portfolio pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of Premium Class of the Fund for shares then outstanding of Money Market Portfolio at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Money Market Portfolio access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Money Market Portfolio's net assets of $3,406,108, including securities of $3,406,017 were combined with the Fund's net assets of $2,279,520 for total net assets after the acquisition of $5,685,628.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$7,111
Total net realized gain (loss)	97
Total change in net unrealized appreciation (depreciation)	–
Net increase (decrease) in net assets resulting from operations	$7,208

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since November 6, 2015.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Money Market Fund (a fund of Fidelity Hereford Street Trust) as of April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 248 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Money Market Fund	.42%
Actual		$1,000.00	$1,003.30	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Premium Class	.30%
Actual		$1,000.00	$1,003.90	$1.49
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2017, $950 or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,391,564 of distributions paid during the period January 1, 2017 to April 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SPM-ANN-0617
1.703534.119

Fidelity® Government Money Market Fund Capital Reserves Class Daily Money Class Fidelity® Government Money Market Fund Premium Class Annual Report April 30, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Government Money Market Fund or Premium Class of the fund or 1-877-208-0098 for Capital Reserves Class or Daily Money Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/17	% of fund's investments 10/31/16	% of fund's investments 4/30/16
1 - 7	42.4	28.7	27.3
8 - 30	20.7	19.2	23.4
31 - 60	21.5	20.5	17.2
61 - 90	7.4	14.1	17.1
91 - 180	7.3	15.7	14.5
> 180	0.7	1.8	0.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
U.S. Treasury Debt	14.5%
U.S. Government Agency Debt	44.2%
Repurchase Agreements	41.5%
Variable Rate Demand Notes (VRDNs)	0.6%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of October 31, 2016
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	51.1%
Repurchase Agreements	28.1%
Net Other Assets (Liabilities)*	(2.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	4/28/17	1/31/17	10/31/16	7/31/16	4/30/16
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.08%	0.01%	0.01%	0.01%	0.01%
Fidelity® Government Money Market Fund	0.36%	0.20%	0.06%	0.03%	0.02%
Premium Class	0.46%	0.30%	0.16%	0.13%	0.12%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2017, the most recent period shown in the table, would have been -0.19% for Capital Reserves Class, 0.06% for Daily Money Class and 0.42% for Premium Class.

Investments April 30, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 14.5%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 14.5%
U.S. Treasury Bills
5/4/17 to 10/12/17	0.53 to 0.96 (b)%	$9,617,219,000	$9,598,023,368
U.S. Treasury Notes
5/31/17 to 4/30/19	0.60 to 0.92 (c)	2,639,323,000	2,642,971,471
TOTAL U.S. TREASURY DEBT
(Cost $12,240,994,839)			12,240,994,839

Variable Rate Demand Note - 0.6%
Arizona - 0.0%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Miguel Apts. Proj.) Series 2003, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	16,200,000	16,200,000
California - 0.1%
California Muni. Fin. Auth. Series 2016 A1, 0.86% 5/5/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN
5/5/17	0.86 (c)	6,075,000	6,075,000
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Belmont Proj.) Series 2005 F, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	19,890,000	19,890,000
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	11,100,000	11,100,000
FNMA Sacramento Hsg. Auth. Multi-family Rev. (Valencia Point Apts. Proj.) Series 2006 I, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	4,900,000	4,900,000
FNMA Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	21,075,000	21,075,000
FNMA San Jose Multi-family Hsg. Rev. (Kennedy Apt. Homes Proj.) Series 2002 K, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	8,075,000	8,075,000
			71,115,000
Colorado - 0.0%
FNMA Lakewood Hsg. Auth. Multi-family Rev. (Timberleaf Apts. Proj.) 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	11,165,000	11,165,000
District Of Columbia - 0.0%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, 0.9% 5/5/17, LOC Freddie Mac, VRDN
5/5/17	0.90 (c)	17,250,000	17,250,000
Florida - 0.0%
FHLMC Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.9% 5/5/17, LOC Freddie Mac, VRDN
5/5/17	0.90 (c)	9,750,000	9,750,000
FNMA Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.9% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.90 (c)(d)	12,920,000	12,920,000
			22,670,000
New York - 0.3%
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Rivereast Apts. Proj.) Series A, 0.9% 5/5/17, LOC Freddie Mac, VRDN
5/5/17	0.90 (c)(d)	30,000,000	30,000,000
FNMA New York Hsg. Fin. Agcy. Rev. (10 Barclay Street Hsg. Proj.) Series 2004 A, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)	10,000,000	10,000,000
FNMA New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.94% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.94 (c)(d)	31,800,000	31,800,000
FNMA New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, 0.85% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.85 (c)(d)	27,800,000	27,800,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.89% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.89 (c)(d)	62,100,000	62,100,000
FNMA New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)	22,900,000	22,900,000
FNMA New York Hsg. Fin. Agcy. Rev. (Talleyrand Crescent Hsg. Proj.) Series A, 0.9% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.90 (c)(d)	28,320,000	28,320,000
			212,920,000
Ohio - 0.0%
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) 0.88% 5/5/17, LOC Fed. Home Ln. Bank, Cincinnati, VRDN
5/5/17	0.88 (c)(d)	8,480,000	8,480,000
Oregon - 0.0%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.95% 5/5/17, LOC Freddie Mac, VRDN
5/5/17	0.95 (c)(d)	5,500,000	5,500,000
Texas - 0.1%
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) Series 2003, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	11,400,000	11,400,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	8,700,000	8,700,000
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Bristol Apts. Proj.) Series 2004, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	11,200,000	11,200,000
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.88% 5/5/17, LOC Freddie Mac, VRDN
5/5/17	0.88 (c)	9,240,000	9,240,000
			40,540,000
Washington - 0.1%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.9% 5/5/17, LOC Freddie Mac, VRDN
5/5/17	0.90 (c)	14,920,000	14,920,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Willow Tree Grove Apts. Proj.) Series 2011, 0.9% 5/5/17, LOC Freddie Mac, VRDN
5/5/17	0.90 (c)	7,570,000	7,570,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Gardens Univ. Village Apt. Proj.) Series A, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	48,540,000	48,540,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Highland Park Apts. Proj.) Series A, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	9,040,000	9,040,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Renton Centre Proj.) Series A, 0.86% 5/5/17, LOC Fannie Mae, VRDN
5/5/17	0.86 (c)(d)	20,790,000	20,790,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.85% 5/5/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN
5/5/17	0.85 (c)	8,000,000	8,000,000
			108,860,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $514,700,000)			514,700,000

U.S. Government Agency Debt - 44.2%
Federal Agencies - 44.2%
Fannie Mae
6/1/17 to 1/11/18	0.66 to 1.13 (c)	765,000,000	765,049,100
Federal Farm Credit Bank
5/8/17 to 1/8/18	0.97 to 1.03 (c)	170,000,000	170,060,968
Federal Home Loan Bank
5/2/17 to 5/11/18	0.55 to 1.10 (c)	34,906,752,000	34,896,974,704
Freddie Mac
5/4/17 to 1/12/18	0.52 to 1.13 (c)	1,532,500,000	1,532,528,635
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $37,364,613,407)			37,364,613,407

U.S. Government Agency Repurchase Agreement - 16.2%
	Maturity Amount	Value
In a joint trading account at:
0.8% dated 4/28/17 due 5/1/17 (Collateralized by U.S. Government Obligations) #	$50,464,353	$50,461,000
0.82% dated 4/28/17 due 5/1/17 (Collateralized by U.S. Government Obligations) #	7,444,653,966	7,444,145,000
With:
BNP Paribas, S.A. at:
0.59%, dated 2/8/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $124,676,038, 0.00% - 7.25%, 5/25/17 - 5/1/47)	121,178,475	121,000,000
0.6%, dated 2/17/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $251,719,151, 0.00% - 7.25%, 8/15/17 - 4/1/47)	245,355,250	245,000,000
0.66%, dated 2/27/17 due 5/26/17 (Collateralized by U.S. Treasury Obligations valued at $251,575,559, 0.00% - 7.25%, 11/30/17 - 2/1/47)	245,395,267	245,000,000
0.8%, dated 4/3/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $64,565,230, 0.00% - 7.25%, 5/15/17 - 4/1/47)	63,084,000	63,000,000
Citibank NA at:
0.79%, dated 4/25/17 due 5/2/17 (Collateralized by U.S. Treasury Obligations valued at $64,482,244, 0.00% - 6.13%, 4/30/17 - 5/1/47)	63,009,678	63,000,000
0.8%, dated 4/25/17 due 5/2/17 (Collateralized by U.S. Treasury Obligations valued at $385,936,171, 0.00% - 8.60%, 8/15/17 - 4/20/47)	378,058,800	378,000,000
Deutsche Bank Securities, Inc. at:
0.8%, dated 4/26/17 due 5/3/17 (Collateralized by U.S. Treasury Obligations valued at $353,979,339, 1.38% - 2.25%, 6/30/18 - 5/31/20)	347,053,978	347,000,000
0.81%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $45,324,236, 3.63%, 4/15/28)	44,006,930	44,000,000
0.85%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $421,486,436, 0.63% - 5.25%, 3/31/18 - 2/15/29)	411,029,113	411,000,000
ING Financial Markets LLC at 0.83%, dated:
4/6/17 due 6/2/17:
(Collateralized by U.S. Government Obligations valued at $103,076,316, 3.50% - 4.00%, 8/1/26 - 7/1/46)	101,209,575	101,000,000
(Collateralized by U.S. Government Obligations valued at $129,608,002, 2.50% - 5.00%, 11/1/26 - 2/1/47)	127,266,453	127,000,000
4/7/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $155,117,697, 2.50% - 7.00%, 8/1/26 - 1/1/47)	152,318,904	152,000,000
4/11/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $129,591,305, 2.50% - 5.00%, 11/1/26 - 2/1/47)	127,263,525	127,000,000
4/12/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $77,550,852, 2.00% - 6.00%, 11/15/38 - 9/20/45)	76,157,700	76,000,000
4/13/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $145,910,744, 2.50% - 6.00%, 10/1/29 - 7/1/46)	143,296,725	143,000,000
4/17/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $78,561,722, 2.00% - 5.00%, 3/1/40 - 7/20/45)	77,161,550	77,000,000
4/18/17 due 6/2/17 (Collateralized by U.S. Government Obligations valued at $129,572,866, 2.50% - 5.00%, 11/1/26 - 2/1/47)	127,266,453	127,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.82%, dated 4/13/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $387,758,917, 2.50% - 4.50%, 2/1/30 - 4/20/47)	380,527,989	380,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.83%, dated:
4/4/17 due 6/5/17 (Collateralized by U.S. Government Obligations valued at $167,384,132, 1.43% - 5.45%, 4/18/19 - 3/1/47)	164,234,429	164,000,000
4/5/17 due 6/6/17 (Collateralized by U.S. Government Obligations valued at $141,864,990, 1.43% - 5.15%, 1/1/19 - 4/20/47)	139,198,693	139,000,000
4/6/17 due 6/7/17 (Collateralized by U.S. Government Obligations valued at $168,397,006, 1.43% - 6.00%, 4/18/19 - 3/20/47)	165,235,858	165,000,000
4/17/17 due 6/16/17 (Collateralized by U.S. Government Obligations valued at $182,638,933, 1.43% - 5.94%, 1/1/19 - 4/20/47)	179,247,617	179,000,000
4/24/17 due 6/15/17 (Collateralized by U.S. Government Obligations valued at $218,315,228, 1.43% - 5.96%, 4/18/19 - 4/1/47)	214,256,562	214,000,000
0.88%, dated 4/26/17 due 7/25/17 (Collateralized by U.S. Government Obligations valued at $64,267,854, 2.13% - 4.00%, 2/1/27 - 1/20/47)	63,138,600	63,000,000
RBC Capital Markets Corp. at:
0.58%, dated 2/14/17 due 5/4/17 (Collateralized by U.S. Government Obligations valued at $124,695,048, 1.13% - 8.00%, 12/25/22 - 4/20/47)	122,155,279	122,000,000
0.84%, dated:
3/10/17 due 6/8/17 (Collateralized by U.S. Government Obligations valued at $87,862,752, 1.13% - 4.87%, 8/1/24 - 5/1/47)	86,180,600	86,000,000
3/15/17 due 6/14/17 (Collateralized by U.S. Government Obligations valued at $67,396,521, 1.84% - 6.00%, 6/1/28 - 5/1/47)	66,140,140	66,000,000
3/17/17 due 6/15/17 (Collateralized by U.S. Government Obligations valued at $63,307,982, 2.50% - 4.87%, 11/1/25 - 4/1/47)	62,130,200	62,000,000
4/18/17 due 7/17/17 (Collateralized by U.S. Government Obligations valued at $169,470,494, 1.13% - 6.00%, 7/1/18 - 4/20/47)	166,348,600	166,000,000
4/24/17 due 6/20/17 (Collateralized by U.S. Government Obligations valued at $90,323,401, 2.13% - 4.00%, 11/1/27 - 4/1/47)	88,117,040	88,000,000
0.85%, dated 4/10/17 due:
7/10/17 (Collateralized by U.S. Government Obligations valued at $129,604,231, 2.92% - 4.00%, 10/1/38 - 4/20/47)	127,272,874	127,000,000
7/11/17(Collateralized by U.S. Government Obligations valued at $129,633,455, 1.13% - 6.50%, 1/1/26 - 4/20/47)	127,275,872	127,000,000
RBC Dominion Securities at:
0.58%, dated 2/28/17 due:
5/1/17 (Collateralized by U.S. Government Obligations valued at $125,585,321, 1.25% - 4.50%, 10/31/18 - 3/1/47)	123,122,863	123,000,000
5/2/17 (Collateralized by U.S. Government Obligations valued at $125,711,377, 0.13% - 7.00%, 1/31/18 - 3/1/47)	123,124,845	123,000,000
0.79%, dated:
3/21/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $127,614,715, 1.38% - 4.50%, 9/30/20 - 1/20/47)	125,172,813	125,000,000
3/23/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $128,631,550, 0.13% - 4.50%, 4/15/18 - 3/1/47)	126,176,960	126,000,000
3/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $128,628,228, 1.13% - 7.00%, 9/30/20 - 4/20/47)	126,171,430	126,000,000
0.8%, dated:
4/17/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $130,193,344, 1.25% - 7.00%, 12/15/18 - 7/1/55)	127,685,067	127,600,000
4/18/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $129,577,423, 1.38% - 4.50%, 9/30/20 - 7/1/55)	127,087,489	127,000,000
0.81%, dated 3/22/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $102,091,801, 1.25% - 3.50%, 3/31/19 - 6/20/46)	100,202,500	100,000,000
0.82%, dated 3/24/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $51,044,144, 1.38% - 4.00%, 9/30/20 - 4/20/47)	50,107,056	50,000,000
0.83%, dated 3/27/17 due 5/5/17 (Collateralized by U.S. Government Obligations valued at $190,895,440, 0.63% - 4.50%, 6/30/18 - 2/20/47)	187,405,271	187,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $13,704,206,000)		13,704,206,000

U.S. Treasury Repurchase Agreement - 25.3%
With:
Barclays Capital, Inc. at:
0.81%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $105,067,155, 0.00% - 4.00%, 7/20/17 - 2/15/25)	103,006,953	103,000,000
0.85%, dated 4/28/17 due 5/1/17:
(Collateralized by U.S. Treasury Obligations valued at $54,437,120, 2.00%, 8/31/21)	53,003,754	53,000,000
(Collateralized by U.S. Treasury Obligations valued at $103,738,182, 2.00%, 8/31/21)	101,007,154	101,000,000
BMO Harris Bank NA at:
0.77%, dated 4/7/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $119,292,995, 1.63%, 7/31/19)	116,084,358	116,000,000
(Collateralized by U.S. Treasury Obligations valued at $119,417,980, 1.63% - 2.38%, 7/31/17 - 7/31/19)	116,094,282	116,000,000
0.78%, dated:
4/10/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $177,352,678, 1.38% - 2.25%, 6/30/18 - 12/31/23)	173,247,390	173,000,000
(Collateralized by U.S. Treasury Obligations valued at $60,324,493, 2.50%, 8/15/23)	58,056,550	58,000,000
4/21/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $118,935,103, 1.25% - 2.50%, 7/31/23 - 5/15/24)	115,077,242	115,000,000
0.79%, dated 4/10/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $60,934,394, 1.25% - 2.13%, 7/31/23 - 5/15/25)	58,084,003	58,000,000
0.84%, dated:
4/10/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $178,293,922, 1.25% - 2.25%, 7/31/23 - 12/31/23)	173,351,190	173,000,000
4/13/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $71,819,991, 1.25% - 2.25%, 7/31/23 - 8/15/46)	69,135,240	69,000,000
(Collateralized by U.S. Treasury Obligations valued at $118,211,352, 1.25% - 2.50%, 7/31/23 - 8/15/23)	115,228,083	115,000,000
0.85%, dated 4/18/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $239,069,063, 1.25% - 2.25%, 7/31/23 - 11/15/25)	232,460,133	232,000,000
0.89%, dated 4/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $95,326,784, 0.88% - 2.25%, 5/31/18 - 11/15/25)	92,175,132	92,000,000
0.9%, dated 4/26/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $59,344,116, 3.63%, 2/15/44)	57,126,825	57,000,000
BNP Paribas, S.A. at:
0.57%, dated 2/8/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $339,080,784, 0.00% - 6.88%, 5/25/17 - 5/15/46)	332,473,100	332,000,000
0.63%, dated:
2/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $457,682,281, 0.75% - 7.50%, 7/31/17 - 5/15/46)	447,821,363	447,000,000
2/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $690,708,093, 0.00% - 8.75%, 5/25/17 - 2/15/47)	674,236,638	673,000,000
0.78%, dated 4/3/17 due 5/3/17 (Collateralized by U.S. Treasury Obligations valued at $177,152,734, 0.00% - 3.38%, 5/25/17 - 5/15/44)	172,111,800	172,000,000
0.79%, dated:
3/16/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $231,884,593, 0.00% - 9.13%, 5/25/17 - 5/15/46)	226,297,567	226,000,000
3/28/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $264,845,902, 0.00% - 7.50%, 5/25/17 - 5/15/41)	259,335,333	259,000,000
4/20/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $832,638,520, 0.00% - 8.75%, 5/11/17 - 5/15/46)	812,570,204	812,000,000
0.8%, dated:
4/11/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $236,862,125, 0.00% - 6.88%, 5/25/17 - 8/15/43)	231,333,667	231,000,000
4/13/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $235,966,395, 0.00% - 8.75%, 7/20/17 - 2/15/46)	230,322,000	230,000,000
4/17/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $237,079,094, 0.00% - 5.38%, 5/25/17 - 2/15/44)	232,304,178	232,000,000
4/25/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $117,315,873, 0.00% - 5.38%, 7/20/17 - 5/15/45)	115,092,000	115,000,000
(Collateralized by U.S. Treasury Obligations valued at $236,250,981, 0.00% - 8.00%, 5/25/17 - 2/15/47)	231,184,800	231,000,000
0.82%, dated 4/6/17 due 6/12/17 (Collateralized by U.S. Treasury Obligations valued at $236,878,163, 0.00% - 9.13%, 6/1/17 - 2/15/47)	232,354,058	232,000,000
Commerz Markets LLC at 0.85%, dated:
4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $336,609,927, 2.00% - 3.13%, 5/15/19 - 10/31/21)	330,054,542	330,000,000
4/28/17 due 5/1/17:
(Collateralized by U.S. Treasury Obligations valued at $1,332,091,456, 1.13% - 3.00%, 12/31/18 - 11/15/45)	1,305,092,438	1,305,000,000
(Collateralized by U.S. Treasury Obligations valued at $51,001,121, 1.88%, 9/30/17)	50,003,542	50,000,000
Deutsche Bank Securities, Inc. at:
0.79%, dated 4/26/17 due 5/3/17 (Collateralized by U.S. Treasury Obligations valued at $41,824,602, 1.63%, 5/15/26)	41,006,298	41,000,000
0.8%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $41,823,743, 1.63%, 5/15/26)	41,006,378	41,000,000
0.84%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $40,802,866, 1.63%, 11/30/20 - 5/15/26)	40,002,800	40,000,000
Federal Reserve Bank of New York at 0.75%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,184,449,078, 2.00% - 8.00%, 5/15/20 - 11/15/41)	7,184,449,000	7,184,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $174,900,325, 0.00% - 8.88%, 1/15/18 - 5/15/45)	171,334,400	171,000,000
Mizuho Securities U.S.A., Inc. at 0.82%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $229,540,738, 2.00% - 2.25%, 8/15/25 - 11/15/25)	224,015,307	224,000,000
MUFG Securities EMEA PLC at:
0.6%, dated 2/13/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $22,912,359, 1.63%, 5/15/26)	22,033,367	22,000,000
0.63%, dated 3/1/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $69,980,315, 1.50% - 2.13%, 11/15/22 - 8/15/26)	67,071,523	67,000,000
0.8%, dated 5/5/17 due 5/22/17(e)	228,086,133	228,000,000
0.81%, dated:
4/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $236,049,783, 2.13% - 2.63%, 8/15/20 - 5/15/25)	230,093,150	230,000,000
4/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $188,220,468, 1.63% - 2.00%, 5/15/26 - 11/15/26)	183,045,293	183,000,000
4/28/17 due:
5/1/17 (Collateralized by U.S. Treasury Obligations valued at $52,409,878, 1.38%, 9/30/18)	51,280,461	51,277,000
5/5/17 (Collateralized by U.S. Treasury Obligations valued at $332,073,762, 2.00%, 11/15/26)	321,050,558	321,000,000
0.91%, dated 5/1/17 due 8/1/17(e)	69,160,463	69,000,000
Nomura Securities International, Inc. at:
0.8%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $1,632,082,664, 1.38% - 2.63%, 5/31/20 - 2/15/25)	1,589,247,178	1,589,000,000
0.82%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $802,571,959, 1.13% - 1.38%, 5/31/21 - 6/30/23)	783,053,505	783,000,000
Norinchukin Bank (GOV REPO) at:
0.88%, dated 4/27/17 due 5/30/17 (Collateralized by U.S. Treasury Obligations valued at $58,141,647, 1.63%, 7/31/19)	57,045,980	57,000,000
0.9%, dated 4/18/17 due 6/15/17 (Collateralized by U.S. Treasury Obligations valued at $59,177,815, 1.63%, 7/31/19)	58,084,100	58,000,000
RBC Capital Markets Corp. at 0.79%, dated:
3/16/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $79,677,304, 0.00% - 4.25%, 6/30/17 - 5/15/43)	78,102,700	78,000,000
(Collateralized by U.S. Treasury Obligations valued at $90,911,798, 0.00% - 8.75%, 6/15/17 - 2/15/46)	89,130,855	89,000,000
4/3/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $115,585,755, 0.00% - 8.00%, 6/30/17 - 2/15/47)	113,148,783	113,000,000
RBC Dominion Securities at:
0.78%, dated 3/22/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $140,024,392, 0.75% - 3.00%, 2/28/18 - 11/15/45)	137,187,005	137,000,000
0.79%, dated 4/28/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $115,315,852, 0.63% - 3.75%, 6/30/18 - 5/15/45)	113,081,831	113,000,000
0.81%, dated 3/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $70,627,811, 1.25% - 4.38%, 12/15/18 - 2/15/47)	69,145,935	69,000,000
0.82%, dated 3/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $223,558,158, 0.75% - 3.38%, 6/30/18 - 8/15/46)	219,473,892	219,000,000
RBS Securities, Inc. at:
0.8%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $252,066,486, 0.63% - 7.88%, 7/31/17 - 8/15/42)	247,038,422	247,000,000
0.81%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $23,463,601, 0.75% - 2.25%, 4/30/18 - 11/15/25)	23,001,553	23,000,000
Societe Generale at:
0.6%, dated 2/9/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $111,621,335, 1.88% - 4.50%, 6/30/20 - 5/15/44)	109,172,583	109,000,000
0.78%, dated 4/5/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $348,277,138, 0.00% - 8.75%, 9/14/17 - 5/15/46)	341,295,533	341,000,000
0.79%, dated 4/3/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $69,402,915, 0.88% - 8.13%, 5/31/18 - 5/15/38)	68,089,533	68,000,000
0.8%, dated:
4/26/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $69,367,772, 0.00% - 6.25%, 5/25/17 - 11/15/24)	68,066,489	68,000,000
4/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $150,352,979, 0.00% - 3.50%, 5/4/17 - 2/15/39)	147,140,467	147,000,000
0.81%, dated 4/19/17 due 5/19/17 (Collateralized by U.S. Treasury Obligations valued at $467,908,105, 1.13% - 8.75%, 8/15/18 - 11/15/43)	458,309,150	458,000,000
0.84%, dated 4/20/17 due:
6/12/17 (Collateralized by U.S. Treasury Obligations valued at $116,310,226, 0.75% - 4.50%, 3/15/18 - 5/15/38)	114,140,980	114,000,000
6/15/17 (Collateralized by U.S. Treasury Obligations valued at $116,310,164, 0.00% - 6.25%, 9/14/17 - 5/15/38)	114,148,960	114,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $21,374,277,000)		21,374,277,000
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $85,198,791,246)		85,198,791,246
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(700,398,877)
NET ASSETS - 100%		$84,498,392,369

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $153,909,569 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $154,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$50,461,000 due 5/01/17 at 0.80%
Credit Agricole CIB New York Branch	$7,011,064
HSBC Securities (USA), Inc.	33,190,502
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,392,379
Wells Fargo Securities LLC	5,867,055
$50,461,000
$7,444,145,000 due 5/01/17 at 0.82%
BNP Paribas, S.A.	472,458,934
BNY Mellon Capital Markets LLC	8,653,094
Bank of America NA	1,419,107,422
Bank of Nova Scotia	259,592,821
Citibank NA	416,386,885
Credit Agricole CIB New York Branch	450,653,137
Credit Suisse Securities (USA) LLC	881,923,344
HSBC Securities (USA), Inc.	374,221,050
ING Financial Markets LLC	104,875,500
J.P. Morgan Securities, Inc.	914,458,978
Merrill Lynch, Pierce, Fenner & Smith, Inc.	203,866,895
Mizuho Securities USA, Inc.	686,709,543
RBC Dominion Securities, Inc.	231,902,920
Societe Generale	259,592,821
Wells Fargo Securities LLC	759,741,656
$7,444,145,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including repurchase agreements of $35,078,483,000) — See accompanying schedule: Unaffiliated issuers (cost $85,198,791,246)		$85,198,791,246
Receivable for investments sold		603,098,892
Receivable for fund shares sold		1,231,429,253
Interest receivable		42,068,627
Prepaid expenses		36,451
Receivable from investment adviser for expense reductions		469,431
Other receivables		425,760
Total assets		87,076,319,660
Liabilities
Payable to custodian bank	$182,269
Payable for investments purchased	1,243,818,624
Payable for fund shares redeemed	1,139,111,150
Distributions payable	2,213,684
Accrued management fee	17,769,712
Distribution and service plan fees payable	4,512,129
Payable for reverse repurchase agreement	154,000,000
Other affiliated payables	11,625,341
Other payables and accrued expenses	4,694,382
Total liabilities		2,577,927,291
Net Assets		$84,498,392,369
Net Assets consist of:
Paid in capital		$84,498,534,143
Distributions in excess of net investment income		(204,986)
Accumulated undistributed net realized gain (loss) on investments		63,212
Net Assets		$84,498,392,369
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($10,328,333,860 ÷ 10,325,308,044 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($8,145,306,156 ÷ 8,143,413,633 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($63,580,065,143 ÷ 63,579,943,846 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,444,687,210 ÷ 2,444,139,773 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2017
Investment Income
Interest		$401,401,240
Expenses
Management fee	$180,938,871
Transfer agent fees	116,983,369
Distribution and service plan fees	74,872,764
Accounting fees and expenses	2,333,964
Custodian fees and expenses	400,923
Independent trustees' fees and expenses	291,354
Registration fees	10,602,172
Audit	56,821
Legal	169,400
Interest	134,103
Miscellaneous	235,096
Total expenses before reductions	387,018,837
Expense reductions	(64,723,504)	322,295,333
Net investment income (loss)		79,105,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		306,628
Total net realized gain (loss)		306,628
Net increase in net assets resulting from operations		$79,412,535

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2017	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,105,907	$3,868,017
Net realized gain (loss)	306,628	141,074
Net increase in net assets resulting from operations	79,412,535	4,009,091
Distributions to shareholders from net investment income	(79,094,652)	(3,864,462)
Share transactions - net increase (decrease)	31,286,810,729	36,724,938,290
Total increase (decrease) in net assets	31,287,128,612	36,725,082,919
Net Assets
Beginning of period	53,211,263,757	16,486,180,838
End of period	$84,498,392,369	$53,211,263,757
Other Information
Distributions in excess of net investment income end of period	$(204,986)	$(296,477)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Capital Reserves Class

Years ended April 30,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–	–
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operationsB	–	–	–
Distributions from net investment incomeB	–	–	–
Total distributionsB	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.97%	.99%	.99%F
Expenses net of fee waivers, if any	.53%	.32%	.13%F
Expenses net of all reductions	.53%	.32%	.13%F
Net investment income (loss)	.02%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$10,328,334	$10,396,942	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Daily Money Class

Years ended April 30,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–	–
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operationsB	–	–	–
Distributions from net investment incomeB	–	–	–
Total distributionsB	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.02%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.72%	.74%	.74%F
Expenses net of fee waivers, if any	.52%	.32%	.13%F
Expenses net of all reductions	.52%	.32%	.13%F
Net investment income (loss)	.03%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$8,145,306	$8,838,747	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund

Years ended April 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.26%	.11%	.11%	.19%
Expenses net of all reductions	.42%	.26%	.11%	.11%	.19%
Net investment income (loss)	.14%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$63,580,065	$31,943,681	$16,461,419	$15,286,372	$10,919,067

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Premium Class

Years ended April 30,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–B	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.002	–B	–B
Distributions from net investment income	(.002)	–B	–B
Total distributions	(.002)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.22%	.03%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%	.38%	.37%F
Expenses net of fee waivers, if any	.32%	.29%	.14%F
Expenses net of all reductions	.32%	.29%	.14%F
Net investment income (loss)	.24%	.07%	.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,444,687	$2,031,894	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves class, Daily Money Class, Fidelity Government Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$85,198,791,246

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$344,168

The tax character of distributions paid was as follows:

	April 30, 2017	April 30, 2016
Ordinary Income	$79,094,652	$ 3,864,462

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $106,547,744 and the weighted average interest rate was .20% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$53,727,386	$9,007,725
Daily Money Class	-%	.25%	21,145,378	5,358,351
			$74,872,764	$14,366,076

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Capital Reserves Class	$21,490,954.20
Daily Money Class	16,916,302.20
Fidelity Government Money Market Fund	76,228,240.15
Premium Class	2,347,873.10
	$116,983,369

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,904.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$2,110,190
Daily Money Class	.70%	1,670,527
Premium Class	.32%	1,170,217
		$4,950,934

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Capital Reserves Class	$44,941,550
Daily Money Class	14,831,020

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2017	Year ended April 30, 2016
From net investment income
Capital Reserves Class	$1,072,543	$520,660
Daily Money Class	1,397,719	459,794
Fidelity Government Money Market Fund	71,357,162	2,367,943
Premium Class	5,267,228	516,065
Total	$79,094,652	$3,864,462

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended April 30, 2017	Year ended April 30, 2016
Capital Reserves Class
Shares sold	36,376,796,508	21,608,185,480
Issued in exchange for the shares of Government Fund	–	44,192,928
Issued in exchange for the shares of Prime Fund	–	8,541,101,140
Reinvestment of distributions	717,154	346,460
Shares redeemed	(36,446,184,849)	(19,815,673,327)
Net increase (decrease)	(68,671,187)	10,378,152,681
Daily Money Class
Shares sold	25,983,021,762	16,471,332,640
Issued in exchange for the shares of Government Fund	–	4,146,094
Issued in exchange for the shares of Prime Fund	–	7,040,299,398
Reinvestment of distributions	982,341	374,414
Shares redeemed	(26,677,357,755)	(14,687,834,474)
Net increase (decrease)	(693,353,652)	8,828,318,072
Fidelity Government Money Market Fund
Shares sold	200,986,755,072	74,240,857,581
Reinvestment of distributions	63,603,777	2,163,486
Shares redeemed	(169,414,190,166)	(58,760,409,566)
Net increase (decrease)	31,636,168,683	15,482,611,501
Premium Class
Shares sold	1,993,603,359	445,022,187
Issued in exchange for the shares of U.S. Government Reserves Fund	–	1,923,700,720
Reinvestment of distributions	5,156,244	516,065
Shares redeemed	(1,586,092,718)	(338,252,085)
Net increase (decrease)	412,666,885	2,030,986,887

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Prior Fiscal Year Merger Information.

On May 15, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Government Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of the corresponding classes of shares of the Fund for each class of Government Fund at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Government Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Government Fund's net assets of $48,338,877, including securities of $48,366,096 were combined with the Fund's net assets of $16,623,004,431 for total net assets after the acquisition of $16,671,343,308.

On November 13, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Prime Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of the corresponding classes of shares of the Fund for each class of Prime Fund at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Prime Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Prime Fund's net assets of $15,585,833,694 including securities of $15,609,871,528 were combined with the Fund's net assets of $22,216,226,740 for total net assets after the acquisition of $37,802,060,434.

On November 20, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity U.S. Government Reserves Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of Premium class of the Fund for corresponding shares then outstanding of Fidelity U.S. Government Reserves at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Fidelity U.S. Government Reserves Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity U.S. Government Reserve Fund's net assets of $1,924,136,849, including securities of $1,924,056,405 were combined with the Fund's net assets of $39,668,226,088 for total net assets after the acquisition of $41,592,362,937.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2016, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net Investment income (loss)	$4,844,476
Total net realized gain (loss)	197,853
Total change in net unrealized appreciation (depreciation)	–
Net increase (decrease) in net assets resulting from operations	$5,042,329

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since May 15, 2015, November 13, 2015 and November 20, 2015.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Money Market Fund (a fund of Fidelity Hereford Street Trust) as of April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 248 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Government Money Market Fund or Premium Class, or 1-877-208-0098 for Capital Reserves Class or Daily Money Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Capital Reserves Class	.61%
Actual		$1,000.00	$1,000.00	$3.02
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Daily Money Class	.60%
Actual		$1,000.00	$1,000.10	$2.98
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Fidelity Government Money Market Fund	.42%
Actual		$1,000.00	$1,001.00	$2.08
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Premium Class	.32%
Actual		$1,000.00	$1,001.50	$1.59
Hypothetical-C		$1,000.00	$1,023.21	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 67.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $56,726,146 of distributions paid during the period January 1, 2017 to April 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SPU-ANN-0617
1.703529.119

Item 2.

Code of Ethics

As of the end of the period, April 30, 2017, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Government Money Market Fund, Fidelity Government Money Market Fund, Fidelity Money Market Fund and Fidelity Treasury Only Money Market Fund (the “Funds”):

Services Billed by PwC

April 30, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$28,000	$300	$2,200	$100
Fidelity Government Money Market Fund	$41,000	$4,100	$2,200	$2,000
Fidelity Money Market Fund	$39,000	$3,900	$2,200	$1,900
Fidelity Treasury Only Money Market Fund	$38,000	$3,800	$2,200	$1,800

April 30, 2016 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$-	$-	$-	$-
Fidelity Government Money Market Fund	$55,000	$13,400	$2,200	$6,400
Fidelity Money Market Fund	$46,000	$4,300	$2,200	$2,400
Fidelity Treasury Only Money Market Fund	$39,000	$5,300	$2,200	$2,800

A Amounts may reflect rounding.

B Fidelity Flex Government Money Market Fund commenced operations on March 8, 2017

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	April 30, 2017A,B	April 30, 2016A,B,C
Audit-Related Fees	$6,090,000	$5,470,000
Tax Fees	$120,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Government Money Market Fund’s commencement of operations.

C Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2017 A,B	April 30, 2016 A,B,C
PwC	$8,470,000	$6,115,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Government Money Market Fund’s commencement of operations.

C Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2017